CHANGE IN ACCOUNTING POLICIES AND ATS ACQUISITION (Notes)	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
CHANGE IN ACCOUNTING POLICIES AND ATS ACQUISITION
CHANGE IN ACCOUNTING POLICIES AND ATS ACQUISITION
Adoption of ASC 606 - Revenue from Contracts with Customers
On January 1, 2018, the Company adopted the guidance pursuant to ASC 606, Revenue from Contracts with Customers. The Company elected to apply the guidance on a full retrospective basis, which required the Company to reflect the impact of the updated guidance for all periods presented. The adoption of the guidance resulted in the deferral of certain installation revenue, the deferral of certain commission expenses, and a reduction of revenue due to the reclassification of certain third party giveaways and incentives from operating expense. Additionally, the Company made changes in the composition of revenue resulting from the allocation of value related to bundled services sold to residential customers at a discount.
Installation Services Revenue
Pursuant to ASC 606, the Company's installation services revenue is deferred and recognized over the benefit period. For residential customers, the benefit period is less than one year. For business and wholesale customers, the benefit period is the contract term. Prior to the adoption of ASC 606, the Company recognized installation services revenue for residential and small and medium-sized business ("SMB") customers when installations were completed. As a result of the deferral of installation services revenue for residential and SMB customers, the Company recognized contract liabilities of $6,978 and recorded a cumulative effect adjustment of $5,093 (net of tax of $1,885) to retained earnings. The accounting for installation services revenue related to business and wholesale customers has not changed.
Commission Expenses
Pursuant to ASC 606, the Company defers commission expenses related to obtaining a contract with a customer when the expected amortization is greater than one year and amortizes these costs over the average contract term. For commission expenses related to customer contracts with a term of one year or less, the Company is utilizing the practical expedient and is recognizing the costs when incurred.  Prior to the adoption of ASC 606, the Company recognized commission expenses related to the sale of its services when incurred. As a result of the change in the timing of recognition of these commission expenses, the Company recognized contract assets of $24,329 and recorded a cumulative effect adjustment of $17,759 (net of tax of $6,570) to retained earnings.
Third Party Product Giveaways and Incentives
When the Company acts as the agent in providing certain product giveaways or incentives, revenue is recorded net of the costs of the giveaways and incentives. For the periods prior to January 1, 2018, costs for the giveaways and incentives recorded in other operating expense have been reclassified to revenue.
Bundled Services
The Company provides bundled services at a discounted rate to its customers. Under ASC 606, revenue should be allocated to separate performance obligations within a bundled offering based on the relative stand-alone selling price of each service within the bundle. In connection with the adoption of ASC 606, the Company revised the amounts allocated to each performance obligation within its bundled offerings which reduced previously reported revenue for telephony services and increased previously reported revenue allocated to pay television and broadband services.
Adoption of ASU No. 2017-07 - Compensation-Retirement Benefits (Topic 715)
On January 1, 2018, the Company adopted the guidance pursuant to ASU No. 2017‑07. ASU No. 2017‑07 requires that an employer disaggregate the service cost component from the other components of net benefit cost. In connection with the adoption of ASU No. 2017‑07, the Company retroactively reclassified certain pension costs from other operating expenses to other income (expense), net.
Acquisition of Altice Technical Services US Corp
In January 2018, the Company acquired 70% of the equity interests in Altice Technical Services US Corp. ("ATS") for $1.00 (the "ATS Acquisition") and the Company became the owner of 100% of the equity interests in ATS in March 2018. ATS was previously owned by Altice N.V. and a member of ATS's management through a holding company. As the acquisition is a combination of businesses under common control, the Company combined the results of operations and related assets and liabilities of ATS for all periods since its formation, including goodwill of $23,101, representing the amount previously transferred to ATS.
The adoption of ASU No. 2017-07 had no impact on the Company's consolidated balance sheet. The following table summarizes the impact of adopting ASC 606 and the impact of the ATS Acquisition on the Company's consolidated balance sheets:

	December 31, 2017				December 31, 2016
	As Reported	Impact of ASC 606	Impact of ATS Acquisition	As Adjusted	As Reported	Impact of ASC 606	As Adjusted
Cash and cash equivalents	$273,329	$—	$56,519	$329,848	$486,792	$—	$486,792
Other current assets	580,231	14,068	(20,548)	573,751	1,218,127	14,068	1,232,195
Property, plant and equipment, net	6,063,829	—	(40,003)	6,023,826	6,597,635	—	6,597,635
Goodwill	7,996,760	—	23,101	8,019,861	7,992,700	—	7,992,700
Other assets, long-term	19,861,076	10,261	(6,541)	19,864,796	20,178,995	10,261	20,189,256
Total assets	$34,775,225	$24,329	$12,528	$34,812,082	$36,474,249	$24,329	$36,498,578
Current liabilities	2,492,983	6,978	20,401	2,520,362	3,704,933	6,978	3,711,911
Deferred tax liability	4,775,115	4,685	(10,514)	4,769,286	7,966,815	4,685	7,971,500
Liabilities, long-term	21,779,997	—	6,394	21,786,391	22,704,512	—	22,704,512
Total liabilities	$29,048,095	$11,663	$16,281	$29,076,039	$34,376,260	$11,663	$34,387,923
Redeemable equity	231,290	—	—	231,290	68,147	—	68,147
Paid-in-capital	4,642,128	—	23,101	4,665,229	3,003,554	—	3,003,554
Retained earnings (accumulated deficit)	854,824	12,666	(26,854)	840,636	(975,978)	12,666	(963,312)
Total stockholders' equity	5,495,840	12,666	(3,753)	5,504,753	2,029,842	12,666	2,042,508
Total liabilities and stockholders' equity	$34,775,225	$24,329	$12,528	$34,812,082	$36,474,249	$24,329	$36,498,578
The following table summarizes the impact of adopting ASC 606 and ASU No. 2017-07 and the impact of the ATS Acquisition on the Company's consolidated statements of operations:

	Year Ended December 31, 2017
	As Reported	Impact of ASC 606	Impact of ASU No. 2017-07	Impact of ATS Acquisition	As Adjusted
Residential:
Pay TV	$4,214,745	$59,878	$—	$(501)	$4,274,122
Broadband	2,563,772	45,192	—	(369)	2,608,595
Telephony	823,981	(122,981)	—	(235)	700,765
Business services and wholesale	1,298,817	(604)	—	—	1,298,213
Advertising	391,866	—	—	—	391,866
Other	33,389	—	—	—	33,389
Total revenue	9,326,570	(18,515)	—	(1,105)	9,306,950

Programming and other direct costs	3,035,655	—	—	—	3,035,655
Other operating expenses	2,342,655	(18,515)	(11,863)	35,038	2,347,315
Restructuring and other expense	152,401	—	—	—	152,401
Depreciation and amortization	2,930,475	—	—	96	2,930,571
Operating income	865,384	—	11,863	(36,239)	841,008
Other income (expense), net	(2,196,733)	—	(11,863)	—	(2,208,596)
Loss before income taxes	(1,331,349)	—	—	(36,239)	(1,367,588)
Income tax benefit	2,852,967	—	—	9,385	2,862,352
Net income	$1,521,618	$—	$—	$(26,854)	$1,494,764

	Year Ended December 31, 2016
	As Reported	Impact of ASC 606	Impact of ASU No. 2017-07	As Adjusted
Residential:
Pay TV	$2,759,216	$29,657	$—	$2,788,873
Broadband	1,617,029	34,545	—	1,651,574
Telephony	529,973	(64,202)	—	465,771
Business services and wholesale	819,541	—	—	819,541
Advertising	252,049	—	—	252,049
Other	39,404	—	—	39,404
Total revenue	6,017,212	—	—	6,017,212

Programming and other direct costs	1,911,230	—	—	1,911,230
Other operating expenses	1,705,615	—	(3,143)	1,702,472
Restructuring and other expense	240,395	—	—	240,395
Depreciation and amortization	1,700,306	—	—	1,700,306
Operating income	459,666	—	3,143	462,809
Other income (expense), net	(1,550,811)	—	(3,143)	(1,553,954)
Loss before income taxes	(1,091,145)	—	—	(1,091,145)
Income tax benefit	259,666	—	—	259,666
Net loss	$(831,479)	$—	$—	$(831,479)